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                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-09064
                                   ---------------------------------------------

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 467-0200
                                                     --------------

Date of fiscal year end:  9/30/05
                         --------

Date of reporting period: 10/1/04 to 9/30/05
                          ------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED SEPTEMBER 30, 2005 ARE ATTACHED BELOW.

--------------------------------------------------------------------------------

                                     [LOGO]
                                      Cadre
                                  Institutional
                                    Investors
                                      Trust


                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                             MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                               September 30, 2005

--------------------------------------------------------------------------------

Cadre Institutional Investors Trust
905 Marconi Avenue
Ronkonkoma, NY 11779
800-221-4524

www.ciitfunds.com
--------------------------------------------------------------------------------

 Table of Contents

 1     MESSAGE FROM THE INVESTMENT ADVISOR

 3 FUND FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 7     NOTES TO FUND FINANCIAL STATEMENTS

13 MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT AUDITORS

17     NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

20 U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT AUDITORS

23     NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

26     BOARD OF TRUSTEES AND OFFICERS

28     INFORMATION ABOUT FUNDS' AND PORTFOLIOS' EXPENSES

For further information on the Funds, call 1-800-221-4524 or visit us online at www.ciitfunds.com

The Trust filed its complete schedules of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q. The Trust's form N-Q filings are available on the SEC's website at www.sec.gov. The Trust's form N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds' distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Funds' proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2005 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Message from the Investment Adviser

Shareholders enjoyed higher investment returns over the past year as interest rates generally moved up in response to continued solid economic growth and a moderate trend of rising inflation. Investors in both the U.S. Government Money Market Portfolio and the Money Market Portfolio benefited from the higher interest rate environment. As the accompanying table shows, the annual total return of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series and the Cadre Reserve Fund - U.S. Government Series increased by more than 1.50% from the year ended September 30, 2004 to the year ended September 30, 2005. By September 30, 2005, increases in interest rates pushed the current yield of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series and the Cadre Reserve Fund - U.S. Government Series to 3.12%, 3.43%, and 3.41%, respectively. In an effort to streamline the Trust, three other series wound up their operations before year-end and are no longer open for investment.

                 Total Returns for the Years Ended September 30,
                                                              2005        2004
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund - Money Market Series                 2.07%       0.56%
Cadre Reserve Fund - Money Market Series                      2.41%       0.91%
Cadre Reserve Fund - U.S. Government Series                   2.41%       0.89%

The trend to higher short-term interest rates came as the Federal Reserve continued its program to remove the significant monetary accommodation that it put in place after the events of September 11, 2001 and to forestall a sharp rise in inflation. As the following chart shows, since the Fed began its current program in June, 2004, it as raised the Federal funds rate in 1/4 percent increments to its current level of 4.00%.

                      Compartive Short-term Interest Rates

      [THE FOLLOWING WAS DEPICTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                                  3-Month               2-Year
            Fed Funds Rate    Treasury Bill Rate     Treasury Rate
 10/1/2004       1.75%             1.69%                 2.62%
 10/2/2004       1.75%             1.69%                 2.62%
 10/3/2004       1.75%             1.69%                 2.62%
 10/4/2004       1.75%             1.69%                 2.64%
 10/5/2004       1.75%             1.71%                 2.63%
 10/6/2004       1.75%             1.70%                 2.70%
 10/7/2004       1.75%             1.70%                 2.70%
 10/8/2004       1.75%             1.69%                 2.59%
 10/9/2004       1.75%             1.69%                 2.59%
10/10/2004       1.75%             1.69%                 2.59%
10/11/2004       1.75%             1.69%                 2.59%
10/12/2004       1.75%             1.69%                 2.55%
10/13/2004       1.75%             1.72%                 2.49%
10/14/2004       1.75%             1.73%                 2.46%
10/15/2004       1.75%             1.75%                 2.52%
10/16/2004       1.75%             1.75%                 2.52%
10/17/2004       1.75%             1.75%                 2.52%
10/18/2004       1.75%             1.77%                 2.51%
10/19/2004       1.75%             1.82%                 2.54%
10/20/2004       1.75%             1.82%                 2.50%
10/21/2004       1.75%             1.83%                 2.55%
10/22/2004       1.75%             1.84%                 2.51%
10/23/2004       1.75%             1.84%                 2.51%
10/24/2004       1.75%             1.84%                 2.51%
10/25/2004       1.75%             1.87%                 2.50%
10/26/2004       1.75%             1.91%                 2.53%
10/27/2004       1.75%             1.90%                 2.60%
10/28/2004       1.75%             1.91%                 2.59%
10/29/2004       1.75%             1.90%                 2.56%
10/30/2004       1.75%             1.90%                 2.56%
10/31/2004       1.75%             1.90%                 2.56%
 11/1/2004       1.75%             1.92%                 2.60%
 11/2/2004       1.75%             1.98%                 2.58%
 11/3/2004       1.75%             1.95%                 2.58%
 11/4/2004       1.75%             1.97%                 2.63%
 11/5/2004       1.75%             2.02%                 2.77%
 11/6/2004       1.75%             2.02%                 2.77%
 11/7/2004       1.75%             2.02%                 2.77%
 11/8/2004       1.75%             2.04%                 2.80%
 11/9/2004       1.75%             2.08%                 2.81%
11/10/2004       2.00%             2.07%                 2.85%
11/11/2004       2.00%             2.07%                 2.85%
11/12/2004       2.00%             2.07%                 2.83%
11/13/2004       2.00%             2.07%                 2.83%
11/14/2004       2.00%             2.07%                 2.83%
11/15/2004       2.00%             2.09%                 2.87%
11/16/2004       2.00%             2.14%                 2.89%
11/17/2004       2.00%             2.13%                 2.82%
11/18/2004       2.00%             2.13%                 2.84%
11/19/2004       2.00%             2.14%                 2.91%
11/20/2004       2.00%             2.14%                 2.91%
11/21/2004       2.00%             2.14%                 2.91%
11/22/2004       2.00%             2.16%                 2.94%
11/23/2004       2.00%             2.18%                 2.96%
11/24/2004       2.00%             2.17%                 3.02%
11/25/2004       2.00%             2.17%                 3.02%
11/26/2004       2.00%             2.20%                 3.03%
11/27/2004       2.00%             2.20%                 3.03%
11/28/2004       2.00%             2.20%                 3.03%
11/29/2004       2.00%             2.20%                 3.06%
11/30/2004       2.00%             2.23%                 3.01%
 12/1/2004       2.00%             2.22%                 3.00%
 12/2/2004       2.00%             2.22%                 3.03%
 12/3/2004       2.00%             2.21%                 2.92%
 12/4/2004       2.00%             2.21%                 2.92%
 12/5/2004       2.00%             2.21%                 2.92%
 12/6/2004       2.00%             2.23%                 2.91%
 12/7/2004       2.00%             2.25%                 2.93%
 12/8/2004       2.00%             2.24%                 2.90%
 12/9/2004       2.00%             2.24%                 2.93%
12/10/2004       2.00%             2.25%                 2.93%
12/11/2004       2.00%             2.25%                 2.93%
12/12/2004       2.00%             2.25%                 2.93%
12/13/2004       2.00%             2.23%                 2.96%
12/14/2004       2.25%             2.22%                 2.96%
12/15/2004       2.25%             2.21%                 2.94%
12/16/2004       2.25%             2.20%                 2.99%
12/17/2004       2.25%             2.20%                 3.01%
12/18/2004       2.25%             2.20%                 3.01%
12/19/2004       2.25%             2.20%                 3.01%
12/20/2004       2.25%             2.20%                 3.04%
12/21/2004       2.25%             2.22%                 3.03%
12/22/2004       2.25%             2.20%                 3.00%
12/23/2004       2.25%             2.19%                 3.00%
12/24/2004       2.25%             2.19%                 3.00%
12/25/2004       2.25%             2.19%                 3.00%
12/26/2004       2.25%             2.19%                 3.00%
12/27/2004       2.25%             2.23%                 3.05%
12/28/2004       2.25%             2.25%                 3.06%
12/29/2004       2.25%             2.23%                 3.10%
12/30/2004       2.25%             2.23%                 3.09%
12/31/2004       2.25%             2.23%                 3.07%
  1/1/2005       2.25%             2.23%                 3.07%
  1/2/2005       2.25%             2.23%                 3.07%
  1/3/2005       2.25%             2.25%                 3.09%
  1/4/2005       2.25%             2.34%                 3.21%
  1/5/2005       2.25%             2.32%                 3.20%
  1/6/2005       2.25%             2.31%                 3.16%
  1/7/2005       2.25%             2.32%                 3.19%
  1/8/2005       2.25%             2.32%                 3.19%
  1/9/2005       2.25%             2.32%                 3.19%
 1/10/2005       2.25%             2.32%                 3.21%
 1/11/2005       2.25%             2.35%                 3.21%
 1/12/2005       2.25%             2.33%                 3.21%
 1/13/2005       2.25%             2.35%                 3.17%
 1/14/2005       2.25%             2.36%                 3.23%
 1/15/2005       2.25%             2.36%                 3.23%
 1/16/2005       2.25%             2.36%                 3.23%
 1/17/2005       2.25%             2.36%                 3.23%
 1/18/2005       2.25%             2.34%                 3.24%
 1/19/2005       2.25%             2.37%                 3.23%
 1/20/2005       2.25%             2.36%                 3.19%
 1/21/2005       2.25%             2.35%                 3.15%
 1/22/2005       2.25%             2.35%                 3.15%
 1/23/2005       2.25%             2.35%                 3.15%
 1/24/2005       2.25%             2.35%                 3.19%
 1/25/2005       2.25%             2.40%                 3.21%
 1/26/2005       2.25%             2.41%                 3.25%
 1/27/2005       2.25%             2.44%                 3.28%
 1/28/2005       2.25%             2.45%                 3.24%
 1/29/2005       2.25%             2.45%                 3.24%
 1/30/2005       2.25%             2.45%                 3.24%
 1/31/2005       2.25%             2.46%                 3.28%
  2/1/2005       2.25%             2.52%                 3.28%
  2/2/2005       2.50%             2.51%                 3.31%
  2/3/2005       2.50%             2.48%                 3.33%
  2/4/2005       2.50%             2.47%                 3.29%
  2/5/2005       2.50%             2.47%                 3.29%
  2/6/2005       2.50%             2.47%                 3.29%
  2/7/2005       2.50%             2.48%                 3.30%
  2/8/2005       2.50%             2.52%                 3.31%
  2/9/2005       2.50%             2.52%                 3.23%
 2/10/2005       2.50%             2.52%                 3.29%
 2/11/2005       2.50%             2.55%                 3.32%
 2/12/2005       2.50%             2.55%                 3.32%
 2/13/2005       2.50%             2.55%                 3.32%
 2/14/2005       2.50%             2.53%                 3.35%
 2/15/2005       2.50%             2.59%                 3.35%
 2/16/2005       2.50%             2.58%                 3.40%
 2/17/2005       2.50%             2.58%                 3.37%
 2/18/2005       2.50%             2.60%                 3.43%
 2/19/2005       2.50%             2.60%                 3.43%
 2/20/2005       2.50%             2.60%                 3.43%
 2/21/2005       2.50%             2.60%                 3.43%
 2/22/2005       2.50%             2.63%                 3.42%
 2/23/2005       2.50%             2.68%                 3.44%
 2/24/2005       2.50%             2.69%                 3.48%
 2/25/2005       2.50%             2.74%                 3.52%
 2/26/2005       2.50%             2.74%                 3.52%
 2/27/2005       2.50%             2.74%                 3.52%
 2/28/2005       2.50%             2.75%                 3.59%
  3/1/2005       2.50%             2.75%                 3.58%
  3/2/2005       2.50%             2.73%                 3.56%
  3/3/2005       2.50%             2.75%                 3.58%
  3/4/2005       2.50%             2.75%                 3.57%
  3/5/2005       2.50%             2.75%                 3.57%
  3/6/2005       2.50%             2.75%                 3.57%
  3/7/2005       2.50%             2.73%                 3.59%
  3/8/2005       2.50%             2.75%                 3.61%
  3/9/2005       2.50%             2.75%                 3.65%
 3/10/2005       2.50%             2.73%                 3.68%
 3/11/2005       2.50%             2.75%                 3.72%
 3/12/2005       2.50%             2.75%                 3.72%
 3/13/2005       2.50%             2.75%                 3.72%
 3/14/2005       2.50%             2.77%                 3.73%
 3/15/2005       2.50%             2.79%                 3.74%
 3/16/2005       2.50%             2.78%                 3.71%
 3/17/2005       2.50%             2.78%                 3.68%
 3/18/2005       2.50%             2.80%                 3.70%
 3/19/2005       2.50%             2.80%                 3.70%
 3/20/2005       2.50%             2.80%                 3.70%
 3/21/2005       2.50%             2.81%                 3.71%
 3/22/2005       2.75%             2.86%                 3.83%
 3/23/2005       2.75%             2.82%                 3.83%
 3/24/2005       2.75%             2.83%                 3.85%
 3/25/2005       2.75%             2.83%                 3.85%
 3/26/2005       2.75%             2.83%                 3.85%
 3/27/2005       2.75%             2.83%                 3.85%
 3/28/2005       2.75%             2.83%                 3.87%
 3/29/2005       2.75%             2.83%                 3.84%
 3/30/2005       2.75%             2.82%                 3.83%
 3/31/2005       2.75%             2.77%                 3.79%
  4/1/2005       2.75%             2.78%                 3.74%
  4/2/2005       2.75%             2.78%                 3.74%
  4/3/2005       2.75%             2.78%                 3.74%
  4/4/2005       2.75%             2.75%                 3.72%
  4/5/2005       2.75%             2.78%                 3.73%
  4/6/2005       2.75%             2.75%                 3.69%
  4/7/2005       2.75%             2.76%                 3.72%
  4/8/2005       2.75%             2.77%                 3.75%
  4/9/2005       2.75%             2.77%                 3.75%
 4/10/2005       2.75%             2.77%                 3.75%
 4/11/2005       2.75%             2.75%                 3.73%
 4/12/2005       2.75%             2.76%                 3.69%
 4/13/2005       2.75%             2.76%                 3.65%
 4/14/2005       2.75%             2.77%                 3.58%
 4/15/2005       2.75%             2.77%                 3.49%
 4/16/2005       2.75%             2.77%                 3.49%
 4/17/2005       2.75%             2.77%                 3.49%
 4/18/2005       2.75%             2.87%                 3.54%
 4/19/2005       2.75%             2.91%                 3.48%
 4/20/2005       2.75%             2.87%                 3.49%
 4/21/2005       2.75%             2.87%                 3.63%
 4/22/2005       2.75%             2.91%                 3.60%
 4/23/2005       2.75%             2.91%                 3.60%
 4/24/2005       2.75%             2.91%                 3.60%
 4/25/2005       2.75%             2.89%                 3.64%
 4/26/2005       2.75%             2.91%                 3.65%
 4/27/2005       2.75%             2.88%                 3.63%
 4/28/2005       2.75%             2.87%                 3.56%
 4/29/2005       2.75%             2.89%                 3.65%
 4/30/2005       2.75%             2.89%                 3.65%
  5/1/2005       2.75%             2.89%                 3.65%
  5/2/2005       2.75%             2.88%                 3.63%
  5/3/2005       3.00%             2.91%                 3.63%
  5/4/2005       3.00%             2.85%                 3.62%
  5/5/2005       3.00%             2.80%                 3.54%
  5/6/2005       3.00%             2.86%                 3.72%
  5/7/2005       3.00%             2.86%                 3.72%
  5/8/2005       3.00%             2.86%                 3.72%
  5/9/2005       3.00%             2.86%                 3.75%
 5/10/2005       3.00%             2.89%                 3.68%
 5/11/2005       3.00%             2.86%                 3.68%
 5/12/2005       3.00%             2.87%                 3.65%
 5/13/2005       3.00%             2.81%                 3.60%
 5/14/2005       3.00%             2.81%                 3.60%
 5/15/2005       3.00%             2.81%                 3.60%
 5/16/2005       3.00%             2.80%                 3.60%
 5/17/2005       3.00%             2.88%                 3.60%
 5/18/2005       3.00%             2.84%                 3.57%
 5/19/2005       3.00%             2.86%                 3.63%
 5/20/2005       3.00%             2.88%                 3.66%
 5/21/2005       3.00%             2.88%                 3.66%
 5/22/2005       3.00%             2.88%                 3.66%
 5/23/2005       3.00%             2.90%                 3.63%
 5/24/2005       3.00%             2.94%                 3.59%
 5/25/2005       3.00%             2.94%                 3.60%
 5/26/2005       3.00%             2.93%                 3.63%
 5/27/2005       3.00%             2.95%                 3.64%
 5/28/2005       3.00%             2.95%                 3.64%
 5/29/2005       3.00%             2.95%                 3.64%
 5/30/2005       3.00%             2.95%                 3.64%
 5/31/2005       3.00%             2.94%                 3.59%
  6/1/2005       3.00%             2.97%                 3.49%
  6/2/2005       3.00%             2.98%                 3.52%
  6/3/2005       3.00%             3.00%                 3.57%
  6/4/2005       3.00%             3.00%                 3.57%
  6/5/2005       3.00%             3.00%                 3.57%
  6/6/2005       3.00%             2.99%                 3.58%
  6/7/2005       3.00%             3.01%                 3.56%
  6/8/2005       3.00%             3.01%                 3.60%
  6/9/2005       3.00%             2.99%                 3.62%
 6/10/2005       3.00%             3.00%                 3.70%
 6/11/2005       3.00%             3.00%                 3.70%
 6/12/2005       3.00%             3.00%                 3.70%
 6/13/2005       3.00%             3.00%                 3.69%
 6/14/2005       3.00%             2.99%                 3.69%
 6/15/2005       3.00%             3.00%                 3.71%
 6/16/2005       3.00%             2.96%                 3.68%
 6/17/2005       3.00%             2.98%                 3.70%
 6/18/2005       3.00%             2.98%                 3.70%
 6/19/2005       3.00%             2.98%                 3.70%
 6/20/2005       3.00%             2.98%                 3.71%
 6/21/2005       3.00%             3.02%                 3.69%
 6/22/2005       3.00%             3.03%                 3.60%
 6/23/2005       3.00%             3.06%                 3.61%
 6/24/2005       3.00%             3.08%                 3.58%
 6/25/2005       3.00%             3.08%                 3.58%
 6/26/2005       3.00%             3.08%                 3.58%
 6/27/2005       3.00%             3.10%                 3.59%
 6/28/2005       3.00%             3.13%                 3.65%
 6/29/2005       3.25%             3.12%                 3.66%
 6/30/2005       3.25%             3.12%                 3.64%
  7/1/2005       3.25%             3.16%                 3.74%
  7/2/2005       3.25%             3.16%                 3.74%
  7/3/2005       3.25%             3.16%                 3.74%
  7/4/2005       3.25%             3.16%                 3.74%
  7/5/2005       3.25%             3.16%                 3.78%
  7/6/2005       3.25%             3.18%                 3.77%
  7/7/2005       3.25%             3.14%                 3.71%
  7/8/2005       3.25%             3.16%                 3.76%
  7/9/2005       3.25%             3.16%                 3.76%
 7/10/2005       3.25%             3.16%                 3.76%
 7/11/2005       3.25%             3.16%                 3.80%
 7/12/2005       3.25%             3.20%                 3.82%
 7/13/2005       3.25%             3.21%                 3.83%
 7/14/2005       3.25%             3.22%                 3.85%
 7/15/2005       3.25%             3.24%                 3.86%
 7/16/2005       3.25%             3.24%                 3.86%
 7/17/2005       3.25%             3.24%                 3.86%
 7/18/2005       3.25%             3.25%                 3.88%
 7/19/2005       3.25%             3.30%                 3.86%
 7/20/2005       3.25%             3.30%                 3.88%
 7/21/2005       3.25%             3.35%                 3.93%
 7/22/2005       3.25%             3.37%                 3.91%
 7/23/2005       3.25%             3.37%                 3.91%
 7/24/2005       3.25%             3.37%                 3.91%
 7/25/2005       3.25%             3.39%                 3.94%
 7/26/2005       3.25%             3.42%                 3.93%
 7/27/2005       3.25%             3.40%                 3.98%
 7/28/2005       3.25%             3.40%                 3.95%
 7/29/2005       3.25%             3.40%                 4.01%
 7/30/2005       3.25%             3.40%                 4.01%
 7/31/2005       3.25%             3.40%                 4.01%
  8/1/2005       3.25%             3.43%                 4.04%
  8/2/2005       3.25%             3.47%                 4.04%
  8/3/2005       3.25%             3.46%                 4.02%
  8/4/2005       3.25%             3.46%                 4.04%
  8/5/2005       3.25%             3.51%                 4.10%
  8/6/2005       3.25%             3.51%                 4.10%
  8/7/2005       3.25%             3.51%                 4.10%
  8/8/2005       3.25%             3.50%                 4.15%
  8/9/2005       3.50%             3.51%                 4.11%
 8/10/2005       3.50%             3.50%                 4.12%
 8/11/2005       3.50%             3.50%                 4.08%
 8/12/2005       3.50%             3.51%                 4.04%
 8/13/2005       3.50%             3.51%                 4.04%
 8/14/2005       3.50%             3.51%                 4.04%
 8/15/2005       3.50%             3.50%                 4.06%
 8/16/2005       3.50%             3.53%                 4.00%
 8/17/2005       3.50%             3.51%                 4.05%
 8/18/2005       3.50%             3.47%                 4.00%
 8/19/2005       3.50%             3.51%                 4.01%
 8/20/2005       3.50%             3.51%                 4.01%
 8/21/2005       3.50%             3.51%                 4.01%
 8/22/2005       3.50%             3.50%                 4.01%
 8/23/2005       3.50%             3.51%                 3.98%
 8/24/2005       3.50%             3.49%                 3.98%
 8/25/2005       3.50%             3.52%                 4.00%
 8/26/2005       3.50%             3.54%                 4.06%
 8/27/2005       3.50%             3.54%                 4.06%
 8/28/2005       3.50%             3.54%                 4.06%
 8/29/2005       3.50%             3.56%                 4.05%
 8/30/2005       3.50%             3.56%                 3.95%
 8/31/2005       3.50%             3.51%                 3.82%
  9/1/2005       3.50%             3.43%                 3.73%
  9/2/2005       3.50%             3.45%                 3.74%
  9/3/2005       3.50%             3.45%                 3.74%
  9/4/2005       3.50%             3.45%                 3.74%
  9/5/2005       3.50%             3.44%                 3.74%
  9/6/2005       3.50%             3.49%                 3.79%
  9/7/2005       3.50%             3.49%                 3.85%
  9/8/2005       3.50%             3.45%                 3.87%
  9/9/2005       3.50%             3.48%                 3.87%
 9/10/2005       3.50%             3.48%                 3.87%
 9/11/2005       3.50%             3.48%                 3.87%
 9/12/2005       3.50%             3.49%                 3.91%
 9/13/2005       3.50%             3.47%                 3.86%
 9/14/2005       3.50%             3.43%                 3.88%
 9/15/2005       3.50%             3.44%                 3.89%
 9/16/2005       3.50%             3.49%                 3.98%
 9/17/2005       3.50%             3.49%                 3.98%
 9/18/2005       3.50%             3.49%                 3.98%
 9/19/2005       3.50%             3.52%                 3.93%
 9/20/2005       3.75%             3.61%                 3.99%
 9/21/2005       3.75%             3.41%                 3.94%
 9/22/2005       3.75%             3.46%                 3.94%
 9/23/2005       3.75%             3.46%                 4.01%
 9/24/2005       3.75%             3.46%                 4.01%
 9/25/2005       3.75%             3.46%                 4.01%
 9/26/2005       3.75%             3.49%                 4.06%
 9/27/2005       3.75%             3.48%                 4.07%
 9/28/2005       3.75%             3.45%                 4.09%
 9/29/2005       3.75%             3.54%                 4.13%
 9/30/2005       3.75%             3.54%                 4.18%

Short and intermediate term interest rates have followed suit, but in an indication that investors foresee no sharp upsurge in prices, long term interest rates remain below levels reached in the spring of 2004.

A number of factors lay behind the current Fed policy. Solid economic growth has given the FOMC the running room it needs to raise rates in an effort to pre-empt prices rises that could occur as a result of higher commodity prices and record energy prices. The pace of economic expansion, as indicated by the broad measure of Gross Domestic Product, continued at better than 3.5% in the prior 12 months, fueled by a strong housing market, solid growth in retail sales and business investment, and expanding government spending. For most of 2005 the labor market also showed strength, as more than 160,000 new jobs were created per month and the unemployment rate hovered around 5.00%. The monthly pace of job creation was

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

actually a much higher 200,000 for the first eight months, before toning down in the aftermath of the Gulf hurricanes.

Were it not for the threat of rising inflation, the Fed might well have ended its program of measured rate increase when the Federal funds rate reached 4.00%. But a variety of indicators suggest the possibility that price stability may be threatened. Record oil prices are a significant force in the jump in consumer and producer prices. Indeed by October the Consumer Price Index (CPI) stood 4.7% over the year earlier level, and the Producer Price Index was higher by 6.9%. After adjustment for food and energy these indicators show a much more restrained rise, but nevertheless, the year over year increase in the core CPI, which ran at over 2.0% in the third quarter of 2005, was 1/2 of a percent over the Fed's target level.

Investment Outlook and Strategy

To forestall acceleration in inflation, which could erode the value of fixed income investments and lead market participants to push long term interest rates substantially higher, the Fed appears likely to continue its policy of measured increases in the Federal Funds rate into 2006.

Although energy prices have recently fallen from their record levels, and the summer's hurricanes have produced economic dislocations and job losses, the underlying pace of the economy continues to be strong. At the same time monetary policy makers cannot ignore the possibility that oil and commodity price increases would push up prices on a broader front. The aftermath of the hurricanes could result in strong spending on reconstruction in the next several quarters, while shortages of building supplies and damage to Gulf port facilities could create price pressures on some critical good and services. These factors are behind the current outlook for continued increases in sort-term rates in coming months.

We are committed to managing the CIIT portfolios with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates, we expect to maintain the average maturity of the funds' portfolios within a range that will permit us to respond quickly to continued changes in short-term rates. In this way we hope to provide strong results for our shareholders in coming months.

Respectfully,

PFM Asset Management LLC

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the Cadre Institutional Investors Trust Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, and the Cadre Reserve Fund - U.S. Government Series

We have audited the accompanying statements of assets and liabilities of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, and the Cadre Reserve Fund - U.S. Government Series ("the Funds"), each a series of the Cadre Institutional Investors Trust, as of September 30, 2005, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for the each of the years in the four year period then ended were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2005 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, and the Cadre Reserve Fund - U.S. Government Series at September 30, 2005, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 11, 2005

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Statements of Assets &                                         Cadre               Cadre           Cadre Reserve
Liabilities September 30, 2005                              Liquid Asset          Reserve           Fund - U.S.
                                                            Fund - Money        Fund - Money        Government
                                                            Market Series       Market Series         Series
----------------------------------------------------------------------------------------------------------------
Assets
   Investments in master portfolios (see Note 1)           $   60,356,756      $  110,419,327     $  145,190,767
   Cash                                                           130,763               6,674            576,113
   Pending redemptions                                             12,869                  --                 --
   Other assets                                                         2               1,155                  8
                                                           -----------------------------------------------------
       Total assets                                            60,500,390         110,427,156        145,766,888
Liabilities
   Subscriptions received in advance                              143,632               6,674            576,113
   Administration fees payable                                      8,053              10,697             11,812
   Cash management fees payable                                    10,456                 439              5,454
   Transfer agent fees payable                                      2,119               5,349              5,906
   Accrued trustees' fees and expenses                                324               1,009              1,340
   Legal fees payable                                                 394               1,025              1,115
   Audit and tax fees payable                                      13,950              13,950             13,950
   Other accrued expenses                                          42,327              14,417             16,468
                                                           -----------------------------------------------------
        Total liabilities                                         221,255              53,560            632,158
                                                           -----------------------------------------------------
Net Assets                                                 $   60,279,135      $  110,373,596     $  145,134,730
                                                           -----------------------------------------------------
Net Asset Value, Offering Price and Redemption Price
  Per Share                                                $         1.00      $         1.00     $         1.00
                                                           -----------------------------------------------------
Net Assets Consist of
    Common stock, at par value of $0.001                   $       60,279      $      110,374     $      145,135
    Paid-in capital in excess of par value                 $   60,218,856      $  110,263,222     $  144,989,595
                                                           -----------------------------------------------------
Shares Issued and Outstanding (Unlimited Shares
  Authorized)
                                                               60,279,135         110,373,596        145,134,730
----------------------------------------------------------------------------------------------------------------

Statements of Operations                                       Cadre               Cadre           Cadre Reserve
For the Year Ended September 30, 2005                       Liquid Asset          Reserve           Fund - U.S.
                                                            Fund - Money        Fund - Money        Government
                                                            Market Series       Market Series         Series
----------------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from master
  portfolios (see Note 1)
  Interest                                                 $    1,071,947      $    3,084,466     $    4,449,442
  Expenses                                                         38,811             109,183            165,448
                                                           -----------------------------------------------------
Net investment income from master portfolios                    1,033,136           2,975,283          4,283,994
Expenses
   Administration fees                                             74,428             109,777            166,982
   Transfer agent fees                                             19,586              54,889             83,491
   Cash management fees                                            56,210               6,418              7,263
   Audit and tax fees                                              13,950              13,950             13,950
   Legal fees                                                       1,497               3,907              6,350
   Trustees' fees and expenses                                      1,200               3,600              6,600
   Registration and filing fees                                    13,920              12,000             12,000
   Ratings fees                                                     2,110               2,100              3,600
   Other expenses                                                  22,836               2,546             12,845
                                                           -----------------------------------------------------
            Total expenses                                        205,737             209,187            313,081
             Less fee waivers                                          --              (3,069)                --
                                                           -----------------------------------------------------
             Net expenses                                         205,737             206,118            313,081
                                                           -----------------------------------------------------
Net Investment Income                                      $      827,399      $    2,769,165     $    3,970,913
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                             Cadre               Cadre              Cadre Reserve
For the Year Ended September 30, 2005                        Liquid Asset          Reserve              Fund - U.S.
                                                             Fund - Money        Fund - Money           Government
                                                             Market Series       Market Series            Series
--------------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                    $       827,399      $     2,769,165      $     3,970,913
                                                           ---------------------------------------------------------

Dividends to Shareholders from
  Net investment income                                           (827,399)          (2,769,165)          (3,970,913)
                                                           ---------------------------------------------------------

Share Transactions
  Shares issued                                              2,334,569,577          870,979,958        1,363,240,330
  Shares redeemed                                           (2,303,621,006)        (846,441,063)      (1,355,764,179)
  Distributions reinvested                                         827,399            2,769,165            3,970,913
                                                           ---------------------------------------------------------
      Net increase in net assets resulting from
         share transactions                                     31,775,970           27,308,060           11,447,064
                                                           ---------------------------------------------------------
  Total increase in net assets                                  31,775,970           27,308,060           11,447,064

Net Assets
  Beginning of year                                             28,503,165           83,065,536          133,687,666
                                                           ---------------------------------------------------------
  End of year                                              $    60,279,135      $   110,373,596      $   145,134,730
====================================================================================================================

Statements of Changes in                                        Cadre               Cadre              Cadre Reserve
  Net Assets                                                 Liquid Asset          Reserve              Fund - U.S.
For the Year Ended September 30, 2004                        Fund - Money        Fund - Money           Government
                                                             Market Series       Market Series            Series
--------------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                    $       135,991      $       691,456      $     1,320,290
                                                           ---------------------------------------------------------

Dividends to Shareholders from
  Net investment income                                           (135,991)            (691,456)          (1,320,290)
                                                           ---------------------------------------------------------

Share Transactions
  Shares issued                                              1,003,549,944          856,246,586          642,214,505
  Shares redeemed                                           (1,001,167,011)        (874,508,130)        (689,194,661)
  Distributions reinvested                                         135,991              691,456            1,320,290
                                                           ---------------------------------------------------------
      Net increase (decrease) in net assets
         resulting from share transactions                       2,518,924          (17,570,088)         (45,659,866)
                                                           ---------------------------------------------------------
  Total increase (decrease) in net assets                        2,518,924          (17,570,088)         (45,659,866)

Net Assets
  Beginning of year                                             25,984,241          100,635,624          179,347,532
                                                           ---------------------------------------------------------
  End of year                                              $    28,503,165      $    83,065,536      $   133,687,666
====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Cadre Liquid Asset Fund - Money Market Series
Financial Highlights

                                                              For the Year Ended September 30,
For a share outstanding                    ---------------------------------------------------------------------
throughout the period                         2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
Income from Investment Operations
   Net investment income                       0.020          0.006          0.008          0.016          0.046
Less Dividends
   Dividends from net investment income       (0.020)        (0.006)        (0.008)        (0.016)        (0.046)
                                           ---------------------------------------------------------------------
Net asset value, end of period             $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
----------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                    2.07%          0.56%          0.74%          1.55%          4.61%
Net assets, end of period (000's)          $  60,279      $  28,503      $  25,984      $  27,623      $  36,036

Ratio to average net assets:
   Net investment income                        2.11%          0.58%          0.75%          1.60%          4.58%
   Operating expenses including
      reimbursement/waiver/recoupement          0.62%          0.64%          0.62%          0.59%          0.66%
   Operating expenses excluding
      reimbursement/waiver/recoupement          0.62%          0.64%          0.62%          0.59%          0.50%
----------------------------------------------------------------------------------------------------------------

Cadre Reserve Fund - Money Market Series
Financial Highlights

                                                              For the Year Ended September 30,
For a share outstanding                    ---------------------------------------------------------------------
throughout the period                         2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
Income from Investment Operations
   Net investment income                       0.024          0.009          0.011          0.018          0.049
Less Dividends
   Dividends from net investment income       (0.024)        (0.009)        (0.011)        (0.018)        (0.049)
                                           ---------------------------------------------------------------------
Net asset value, end of period             $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
----------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                    2.41%          0.91%          1.09%          1.86%          5.07%
Net assets, end of period (000's)          $ 110,374      $  83,066      $ 100,636      $ 176,071      $ 207,359

Ratio to average net assets:
   Net investment income                        2.51%          0.89%          1.10%          1.84%          4.91%
   Operating expenses including
      reimbursement/waiver/recoupement          0.29%          0.30%          0.28%          0.30%          0.24%
   Operating expenses excluding
      reimbursement/waiver/recoupement          0.29%          0.32%          0.26%          0.26%          0.27%
----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Cadre Reserve Fund - U.S. Government Series
Financial Highlights

                                                              For the Year Ended September 30,
For a share outstanding                    ---------------------------------------------------------------------
throughout the period                         2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
Income from Investment Operations
   Net investment income                       0.024          0.009          0.010          0.018          0.047
Less Dividends
   Dividends from net investment income       (0.024)        (0.009)        (0.010)        (0.018)        (0.047)
                                           ---------------------------------------------------------------------
Net asset value, end of period             $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
----------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                    2.41%          0.89%          1.01%          1.83%          5.04%
Net assets, end of period (000's)          $ 145,135      $ 133,688      $ 179,348      $ 123,094      $  96,224

Ratio to average net assets:
   Net investment income                        2.38%          0.87%          0.97%          1.80%          4.71%
   Operating expenses including
      reimbursement/waiver/recoupement          0.29%          0.30%          0.33%          0.33%          0.22%
   Operating expenses excluding
      reimbursement/waiver/recoupement          0.29%          0.29%          0.27%          0.29%          0.31%
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

Notes to Fund Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Liquid Asset Fund"), the Cadre Reserve Fund - Money Market Series ("Money Reserve Fund") and the Cadre Reserve Fund - U.S. Government Series ("Government Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 19, 1999 and January 5, 1999, respectively.

Effective September 1, 2005, the Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund - Money Market Series (collectively "the Closed Series") ceased operations. The Closed Series financial position and results of operations are not included in this annual report.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

The Liquid Asset Fund and the Money Reserve Fund invest all of their investable assets in the Money Market Portfolio (the "Money Portfolio"). The Government Reserve Fund invests all of its investable assets in the U.S. Government Money Market Portfolio ("Government Portfolio"). The Money Portfolio and the Government Portfolio (collectively "the Portfolios") are both series of the Trust that have substantially the same investment objectives, policies and restrictions as the Funds which invest in them.

The value of the Liquid Asset Fund's and Money Reserve Fund's investments in the Money Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each fund's proportionate interest in the net assets of the Money Portfolio (3.72% for Liquid Asset Fund and 6.80% for Money Reserve Fund at September 30, 2005.) The value of the Government Reserve Fund's investments in the Government Portfolio, as reflected in the Statements of Assets and Liabilities, reflects that fund's proportionate interest in the net assets of the Government Portfolio (57.67% at September 30, 2005.) The Funds' performance is directly affected by the performance of the Portfolio in which it is invested. The financial statements of the Portfolios, including each Portfolio's Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Valuation of Securities Valuation of securities by the Portfolios are discussed in Note 2 of each Portfolio's Notes to Financial Statements, which are included later on in this report.

Investment Income The Funds record their proportionate share of each Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of each Portfolio are allocated on a pro-rata basis among the Funds and the other investors in each respective Portfolio at the time of such determination.

Dividends to Shareholders Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC ("PFM") is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

                                                                                       Cadre Reserve
                                             Cadre Liquid Asset    Cadre Reserve        Fund - U.S.
                                                Fund - Money        Fund - Money        Government
            Average Net Assets                 Market Series       Market Series          Series
----------------------------------------------------------------------------------------------------
Up to $250,000,000                                 0.19%               0.10%               0.10%
$250,000,001 - $1,000,000,000                      0.165%              0.075%              0.075%
Over $1,000,000,000                                0.14%               0.05%               0.05%

Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund's first $250 million average daily net assets, 0.04% of each Fund's next $750 million average daily net assets and 0.03% of each Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM's wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors"), under which PFM Fund Distributors acts as the exclusive distributor of the Trust's shares. PFM Fund Distributors is not compensated for its services.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, have entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Money Reserve Fund and Government Reserve Fund for certain expenses to the extent the total operating expenses of the Funds exceed an annualized percentage of 0.30% and 0.33%, respectively, of each fund's average daily net assets. In addition, the Liquid Asset Fund's previous administrator had agreed to waive portions of its fees and reimburse the Liquid Asset Fund for certain expenses to the extent that the total operating expenses of that fund exceed annualized percentages which varied from 0.47% to 0.67% of the fund's average daily net assets.

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are below the expense limitation. PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts.

The chart below depicts the fees waived by both PFM during the year ended September 30, 2005 and cumulatively by PFM or the Funds' prior administrator so that the Fund could meet these expense limitations. The chart below also includes the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Plan both during the year ended September 30, 2005 and cumulatively by both PFM and the Funds' prior administrator, as well as the amounts which remain to be recoverable as of September 30, 2005 for each Fund.

                                  Cadre Liquid Asset             Cadre Reserve             Cadre Reserve
                                     Fund - Money                Fund - Money               Fund - U.S.
                                     Market Series               Market Series           Government Series
                               --------------------------------------------------------------------------------
                                              Life to                     Life to                     Life to
                                 Current        Date         Current        Date         Current        Date
                               --------------------------------------------------------------------------------
Waived fees                    $        0    $   63,290    $    3,069    $  151,597    $        0    $  225,809
Subsidized expenses                     0        51,651             0        56,305             0       114,088
                               --------------------------------------------------------------------------------
Total waivers and subsidies             0       114,941         3,069       207,902             0       339,987
Amounts reimbursed                      0        74,163             0       140,583             0       173,547
                               --------------------------------------------------------------------------------
Amount unrecoverable                    0        40,778             0        56,305             0       166,350
                               --------------------------------------------------------------------------------
Remaining recoverable          $        0    $        0    $    3,069    $   11,014    $        0    $        0
                               --------------------------------------------------------------------------------
Expense limit in effect
  during year ended
  September 30, 2005                    N/A                          0.30%                       0.33%
                               --------------------------------------------------------------------------------

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Note 5 - Governmental Accounting Standards

On Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of September 30, 2005 have been provided for the information of the Funds' participants. Since the Funds invest all of their investable assets in the Portfolios, the information which follows represents that of the securities held by each respective Portfolio.

Credit Risk

The Money Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Government Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); and repurchase agreements with respect to the foregoing types of securities. Investments purchased by the Portfolios must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees

As of September 30, 2005, each Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

    S&P           Percentage of             Percentage of
  Rating         Money Portfolio        Government Portfolio
----------------------------------------------------------------
 AAA                  19.8%                     70.4%
 A-1+                 59.9%                     29.6%
 A-1                  20.3%                       --

The above ratings of the Portfolios include the ratings of collateral underlying repurchase agreements in effect at September 30, 2005.

Concentration of Credit Risk

The Money Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks and each Portfolio may also invest more than 25% of the value of its net assets in Government Securities. The Portfolios do not invest in obligations of foreign banks or their U.S. branches.

Each Portfolio's investment portfolio at September 30, 2005 included the following issuers which individually represented greater than 5% of each Portfolio's total investment portfolio:

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

                                               % of              % of
                Issuer                         Money           Government
                                             Portfolio         Portfolio
----------------------------------------------------------------------------
Fannie Mae                                       14.4%            32.0%
Goldman Sachs Group                              13.7%            21.8%
Morgan Stanley                                   13.6%            21.8%
Federal Home Loan Bank                            < 5%            16.0%
Federal Farm Credit Bank                           --              5.7%

Interest Rate Risk

Each Portfolio's investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolios maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolios have remaining maturities of 397 days or less.

The weighted average maturity of the Money Portfolio and Government Portfolio entire portfolios at September 30, 2005 were 22 days and 32 days, respectively. The fair value and weighted average maturity of the types of investments each Portfolio was invested in at September 30, 2005 is as follows:

                                                    Money Portfolio                    Government Portfolio
                                          ------------------------------------ --------------------------------------
                                                                  Weighted                              Weighted
                                                                   Average                               Average
          Type of Investments                  Fair Value         Maturity          Fair Value          Maturity
---------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Bonds                 $    98,243,186        82 Days         $  77,103,485          82 Days
U.S. Government Agency Notes                     194,722,081        36 Days            70,336,813          24 Days
Asset-Backed Commercial Paper                    113,722,209        16 Days                    --               --
Commercial Paper                                 913,646,750        20 Days                    --               --
Repurchase Agreements                            302,315,000         3 Days           113,885,000           3 Days
                                             ---------------                        -------------
                                             $ 1,622,649,226                        $ 261,325,298
                                             ===============                        =============

Note 6 - Change in Independent Registered Public Accounting Firm (Unaudited)

On September 22, 2005, KPMG LLP (KPMG) was dismissed as independent registered public accounting firm for the Funds. Ernst & Young LLP (E&Y) was selected as the Funds' independent registered public accounting firm. The Funds' selection of E&Y as its independent registered public accounting firm was recommended by the Trust's audit committee and was approved by the Trust's Board of Trustees.

The reports of the financial statements audited by KPMG for the Funds for each of the years in the four-year period ended September 30, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and KPMG on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio
Report of Independent Auditors

To the Shareholders and Board of Trustees of the Cadre Institutional Investors Trust
Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the Money Market Portfolio (the "Portfolio"), a series of the Cadre Institutional Investors Trust, including the statement of net assets, as of September 30, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio's statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for the each of the years in the four year period then ended were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2005 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust Money Market Portfolio at September 30, 2005, and its results of operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 11, 2005

Cadre Institutional Investors Trust
-------------------------------------------------------------------------------

Money Market Portfolio
Statement of Net Assets
September 30, 2005                                     Face
                                                      Amount         Value
-------------------------------------------------------------------------------
Asset-Backed Commercial Paper (7.01%)
Sheffield Receivable Corporation
    3.76%    10/13/05  ........................... $ 43,900,000  $   43,845,125
Yorktown Capital LLC
    3.76%    10/17/05  ...........................   50,000,000      49,916,667
    3.76%    10/20/05  ...........................   20,000,000      19,960,417
                                                                 --------------
Total Asset-Backed Commercial Paper ...........................     113,722,209
                                                                 --------------

Commercial Paper (56.28%)
Atlantis One Funding Corp.
    3.79%     12/1/05  ...........................    7,741,000       7,691,812
Barclays US Funding LLC
    3.77%     11/1/05  ...........................   70,000,000      69,773,958
Bear Stearns Co.
    3.75%    10/21/05  ...........................   70,000,000      69,854,556
CBA Delaware Finance
    3.77%     12/2/05  ...........................   49,000,000      48,685,229
Citigroup
    3.75%    10/21/05  ...........................   70,000,000      69,854,556
CS First Boston
    3.76%    10/21/05  ...........................   70,000,000      69,854,167
Dexia Delaware LLC
    3.76%    10/24/05  ...........................   30,000,000      29,928,221
Goldman Sachs Group
    3.76%    10/11/05  ...........................   70,000,000      69,927,083
Grampian Funding LLC
    3.65%     10/6/05  ...........................   50,000,000      49,974,722
    3.76%    10/13/05  ...........................   20,000,000      19,975,000
JP Morgan Chase
    3.75%    10/20/05  ...........................   50,000,000      49,901,306
Kitty Hawk Funding
    3.75%    10/17/05  ...........................   18,868,000      18,836,637
    3.76%    10/20/05  ...........................   23,000,000      22,954,479
Morgan Stanley Dean Witter
   *3.91%    10/25/05  ...........................   65,000,000      65,000,000
   *3.90%    12/16/05  ...........................    5,000,000       5,000,000
Rabobank USA Finance Corp.
    3.88%     10/3/05  ...........................   50,000,000      49,989,221
Ranger Funding Co.
    3.77%    10/20/05  ...........................   49,632,000      49,533,508
Societe Generale, N.A.
    3.77%     11/1/05  ...........................   70,000,000      69,773,958
Tulip Funding Corp.
    3.71%    10/12/05  ...........................   19,679,000      19,656,752
UBS Finance Delaware LLC
    3.76%     10/5/05  ...........................   50,000,000      49,979,167
    3.86%    11/28/05  ...........................    7,549,000       7,502,418
                                                                 --------------
Total Commercial Paper ........................................     913,646,750
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

Cadre Institutional Investors Trust
-------------------------------------------------------------------------------

                                                       Face
                                                      Amount           Value
-------------------------------------------------------------------------------
U.S. Government and Agency Obligations (18.05%)
Fannie Mae Discount Notes
    2.45%    10/14/05  ........................... $ 10,750,000  $   10,740,690
    3.63%    11/30/05  ...........................   50,000,000      49,700,000
    3.70%     4/28/06  ...........................    2,421,000       2,370,612
Fannie Mae Mortgage-Backed Security Discount Notes
    3.41%     10/3/05  ...........................   10,000,000       9,998,122
    3.43%     10/3/05  ...........................   25,192,350      25,187,592
    3.43%     10/3/05  ...........................   40,000,000      39,992,445
Fannie Mae Notes
   *3.39%     10/3/05  ...........................   25,000,000      24,999,918
    4.02%     7/12/06  ...........................    9,500,000       9,444,830
   *3.82%     7/17/06  ...........................   40,000,000      39,995,275
Fannie Mae Notes (Callable)
    3.63%     2/28/06  ...........................    5,000,000       4,972,338
    3.72%     4/28/06  ...........................   10,000,000       9,938,808
    4.16%     7/28/06  ...........................    6,000,000       5,903,695
Federal Home Loan Bank Notes (Callable)
    3.71%     4/24/06  ...........................    3,000,000       2,988,322
Freddie Mac Discount Notes
    2.37%    10/18/05  ...........................   37,000,000      36,959,640
    2.81%    11/15/05  ...........................   10,000,000       9,965,900
    3.61%     4/18/06  ...........................   10,000,000       9,807,080
                                                                 --------------
Total U.S. Government and Agency Obligations ..................     292,965,267
                                                                 --------------

Repurchase Agreements (18.62%)
Goldman Sachs
    3.84%     10/3/05 ............................  152,315,000     152,315,000
    (Dated 9/30/05, repurchase price $152,363,741,
    collateralized by Federal Home Loan Bank securities, 0% to 3%, maturing 12/28/05 to 9/29/06, market value
    $74,919,398; Fannie Mae securities, 1.75% to 3.3%,
    maturing 4/13/06 to 8/11/06, market value $31,489,346;
    Federal Farm Credit Bank securities, 1.85% to 2.05%, maturing 12/22/05 to 4/5/06, market value $10,676,536;
    and Freddie Mac securities, 2% to 2.5%, maturing
    11/30/05 to 7/14/06, market value $38,276,896)

Morgan Stanley
    3.75%     10/3/05 ............................  150,000,000     150,000,000
    (Dated 9/30/05, repurchase price $150,046,875,
    collateralized by Federal Home Loan Bank securities, 0%,
    maturing 10/3/05, market value $54,615,184; Fannie Mae
    securities, 1.75% to 6%, maturing 10/15/05 to 8/8/06,
    market value $88,368,228; and Freddie Mac securities,
    0%, maturing 10/7/05 to 6/16/06, market value
    $12,707,143)
                                                                 --------------
Total Repurchase Agreements ...................................     302,315,000
                                                                 --------------
Total Investments (99.96%).....................................   1,622,649,226
                                                                 --------------
Other Assets in Excess of Other Liabilities (0.04%)............         670,404
                                                                 --------------
Net Assets (100.00%) ..........................................  $1,623,319,630
                                                                 --------------
Net Asset Value, Offering Price and Redemption Price Per Share   $         1.00
-------------------------------------------------------------------------------

* Floating Rate Note, rate shown is that which was in effect at September 30, 2005.

    The accompanying notes are an integral part of these financial statements

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio
Statement of Assets and Liabilities
September 30, 2005
--------------------------------------------------------------------------------
Assets
   Investments, at value                                          $1,622,649,226
   Cash                                                                   26,849
   Interest receivable                                                   802,062
   Prepaid insurance                                                      21,402
                                                                  --------------
        Total assets                                               1,623,499,539
                                                                  --------------
Liabilities
   Investment advisory fees payable                                      102,121
   Custodian fees payable                                                 10,400
   Audit and tax fees payable                                             27,210
   Legal fees payable                                                     15,000
   Other accrued expenses                                                 25,178
                                                                  --------------
        Total liabilities                                                179,909
                                                                  --------------
Net Assets                                                        $1,623,319,630
                                                                  --------------
Net Asset Value, Offering Price and Redemption Price Per Share    $         1.00
                                                                  ==============
Net Assets Consist of
    Common stock, at par value of $0.001                          $    1,623,320
    Paid-in capital in excess of par value                        $1,621,696,310
                                                                  ==============
Shares Issued and Outstanding (Unlimited Shares Authorized)        1,623,319,630
================================================================================

Statement of Operations
For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income
  Interest                                                        $  40,905,704
Expenses
   Investment advisory fees                                           1,224,536
   Custodian fees                                                        61,851
   Legal fees                                                            61,852
   Trustees' fees and expenses                                           48,000
   Insurance premiums                                                    42,482
   Audit and tax fees                                                    34,800
   Other expenses                                                        40,746
                                                                  -------------
        Net expenses                                                  1,514,267
Net investment income                                                39,391,437
                                                                  -------------
Realized net loss on sale of securities                                 (64,641)
                                                                  -------------
Net Increase in Net Assets                                        $  39,326,796
================================================================================

    The accompanying notes are an integral part of these financial statements

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio
Statements of Changes in Net Assets                                  For the Year          For the Year
                                                                        Ended                 Ended
                                                                    September 30,         September 30,
                                                                         2005                  2004
--------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                            $     39,391,437     $     15,224,141
  Realized net gain (loss) on sale of securities                            (64,641)             131,996
                                                                   -------------------------------------
      Net increase in net assets resulting from operations               39,326,796           15,356,137
Share Transactions
  Contributions                                                       8,805,723,669       19,946,138,962
  Withdrawals                                                        (8,961,807,640)     (19,832,308,445)
                                                                   -------------------------------------
      Net (decrease) increase in net assets resulting from
         beneficial interest transactions                              (156,083,971)         113,830,517
                                                                   -------------------------------------
  Total (decrease) increase in net assets                              (116,757,175)         129,186,654
Net Assets
  Beginning of year                                                   1,740,076,805        1,610,890,151
                                                                   -------------------------------------
  End of year                                                      $  1,623,319,630     $  1,740,076,805
========================================================================================================


Financial Highlights

For a share outstanding
throughout the period                                          For the Year Ended September 30,
                                             ---------------------------------------------------------------------
                                                2005           2004           2003          2002          2001
------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                       2.60%          1.11%         1.28%         2.07%          5.21%
Net assets, end of period (000)              $1,623,320     $1,740,077    $1,610,890    $1,594,058     $1,580,067
Ratio to average net assets:
     Net investment income                         2.57%          1.20%         1.27%         2.04%          4.82%
     Operating expenses                            0.10%          0.10%         0.09%         0.09%          0.10%
==================================================================================================================

    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

Notes to Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Effective September 1, 2005, the Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund - Money Market Series (collectively "the Closed Series") ceased operations. The Closed Series financial position and results of operations are not included in this annual report.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC ("PFM") provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Trust's shares. The Distributor is not compensated for its services by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, have entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

Note 4 - Change in Independent Auditor (Unaudited):

On September 22, 2005, KPMG LLP (KPMG) was dismissed as independent auditor for the Portfolio. Ernst & Young LLP (E&Y) was selected as the Portfolio's independent auditor. The Portfolio's selection of E&Y as its independent auditor was recommended by the Trust's audit committee and was approved by the Trust's Board of Trustees.

The reports of the financial statements audited by KPMG for the Portfolio for each of the years in the four-year period ended September 30, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Portfolio and KPMG on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio
Report of Independent Auditors

To the Shareholders and Board of Trustees of the Cadre Institutional Investors Trust
U.S. Government Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the Money Market Portfolio (the "Portfolio"), a series of the Cadre Institutional Investors Trust, including the statement of net assets, as of September 30, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio's statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for the each of the years in the four year period then ended were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2005 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust Money Market Portfolio at September 30, 2005, and its results of operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 11, 2005

U.S. Government Money Market Portfolio
Statement of Net Assets
September 30, 2005

                                                         Face
                                                         Amount        Value
U.S. Government and Agency Obligations (58.57%)
Fannie Mae Discount Notes
    3.54%    10/12/05  ............................. $ 18,625,000  $ 18,604,911
    2.46%    10/14/05  .............................    8,875,000     8,867,309
Fannie Mae Mortgage-Backed Securities Discount Notes
    3.43%     10/3/05  .............................    8,000,000     7,998,489
    3.99%      1/3/06  .............................   10,000,000     9,899,055
Fannie Mae Notes
    3.68%     3/17/06  .............................    5,000,000     4,990,248
   *3.84%      5/9/06  .............................   10,000,000     9,998,192
    3.99%     7/12/06  .............................    3,400,000     3,381,013
   *3.82%     7/17/06  .............................   20,000,000    19,997,637
Federal Farm Credit Bank Notes
   *3.70%    10/20/05  .............................   15,000,000    14,999,795
Federal Home Loan Bank Discount Notes
    3.66%    10/14/05  .............................   25,000,000    24,967,049
Federal Home Loan Bank Notes (Callable)
    3.63%     2/27/06  .............................   10,000,000     9,949,012
    4.18%      7/7/06  .............................    7,000,000     6,886,230
Freddie Mac Discount Note
    2.37%    10/18/05  .............................    2,000,000     1,997,818
    3.61%     4/18/06  .............................    5,000,000     4,903,540
                                                                   ------------
Total U.S. Government and Agency Obligations ....................   147,440,298
                                                                   ------------

Repurchase Agreements (45.24%)
Goldman Sachs
    3.84%     10/3/05  .............................   56,885,000    56,885,000
    (Dated 9/30/05, repurchase price $56,903,203,
    collateralized by Federal Home Loan Bank securities,
    2.4% to 3.88%, maturing 11/8/05 to 12/9/05, market value
    $30,272,544; Fannie Mae securities 2.5%, maturing
    4/28/06, market value $560,664; and Freddie Mac securities, 2.01% to 2.37%, maturing 10/6/05 to 11/28/05, market value $27,190,450)

Morgan Stanley

    3.75%     10/3/05  .............................   57,000,000    57,000,000
    (Dated 9/30/05, repurchase price $57,017,813,
    collateralized by Fannie Mae securities, 2.125% to 6%,
    maturing 12/15/05 to 4/15/06, market value $59,201,456)
                                                                   ------------
Total Repurchase Agreements .....................................   113,885,000
                                                                   ------------
Total Investments (103.81%) .....................................   261,325,298
                                                                   ------------
Other Liabilities in Excess of Other Assets (-3.81%) ............    (9,579,429)
                                                                   ------------
Net Assets (100.00%) ............................................  $251,745,869
                                                                   ------------
Net Asset Value, Offering Price and Redemption
  Price Per Share ...............................................  $       1.00
-------------------------------------------------------------------------------

* Floating Rate Note, rate shown is that which was in effect at September 30, 2005.

    The accompanying notes are an integral part of these financial statements

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio
Statement of Assets and Liabilities
September 30, 2005
--------------------------------------------------------------------------------
Assets
   Investments, at value                                            $261,325,298
   Cash                                                                   24,863
   Interest receivable                                                   325,047
   Prepaid expenses                                                       14,002
                                                                    ------------
        Total assets                                                 261,689,210
                                                                    ------------
Liabilities
   Amount payable for securities purchased not yet received            9,899,056
   Investment advisory fees payable                                       12,285
   Custodian fees payable                                                  3,000
   Audit and tax fees payable                                             26,600
   Legal fees payable                                                      2,400
                                                                    ------------
        Total Liabilities                                              9,943,341
                                                                    ------------
Net Assets                                                          $251,745,869
                                                                    ------------
Net Asset Value, Offering Price and Redemption Price Per Share      $       1.00
                                                                    ------------
Net Assets Consist of
    Common stock, at par value of $0.001                            $    251,746
    Paid-in capital in excess of par value                          $251,494,123
                                                                    ============
Shares Issued and Outstanding (Unlimited Shares Authorized)          251,745,869
================================================================================

Statement of Operations
For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income
  Interest                                                          $  7,371,588
Expenses
   Investment advisory fees                                              165,354
   Custodian fees                                                         17,930
   Trustees' fees and expenses                                             9,000
   Audit and tax fees                                                     33,000
   Legal fees                                                             10,816
   Ratings fees                                                           31,169
   Other expenses                                                          6,157
                                                                    ------------
        Net expenses                                                     273,426
Net investment income                                                  7,098,162
                                                                    ------------
Realized net gain on sale of securities                                    1,244
                                                                    ------------
Net Increase in Net Assets                                          $  7,099,406
================================================================================

    The accompanying notes are an integral part of these financial statements

U.S. Government Money Market Portfolio
Statements Changes in Net Assets                                           For the Year        For the Year
                                                                              Ended               Ended
                                                                          September 30,       September 30,
                                                                               2005                2004
------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                                  $     7,098,162     $     2,811,334
  Realized net gain on sale of securities                                          1,244                 424
                                                                         -----------------------------------
      Net increase in net assets resulting from operations                     7,099,406           2,811,758
Share Transactions
  Contributions                                                            1,306,274,320       3,107,576,216
  Withdrawals                                                             (1,291,055,332)     (3,179,507,891)
                                                                         -----------------------------------
      Net increase (decrease) in net assets resulting from beneficial
         interest transactions                                                15,218,988         (71,931,675)
                                                                         -----------------------------------
  Total increase (decrease) in net assets                                     22,318,394         (69,119,917)
Net Assets
  Beginning of year                                                          229,427,475         298,547,392
                                                                         -----------------------------------
  End of year                                                            $   251,745,869     $   229,427,475
============================================================================================================

Financial Highlights

                                                                 For the Year Ended September 30,
For a share outstanding                  -----------------------------------------------------------------------
throughout the period                            2005            2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                       2.60%          1.09%         1.24%         2.05%          5.13%
Net assets, end of period (000)               $ 251,746      $ 229,427     $ 298,547     $ 162,884      $ 138,218
Ratio to average net assets:
     Net investment income                         2.58%          1.17%         1.19%         2.03%          5.13%
     Operating expenses                            0.10%          0.10%         0.09%         0.11%          0.12%
-----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

Notes to U.S. Government Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Effective September 1, 2005, the Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund - Money Market Series (collectively "the Closed Series") ceased operations. The Closed Series financial position and results of operations are not included in this annual report.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC ("PFM") provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.06% of the Portfolio's average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Trust's shares. The Distributor is not compensated for its services by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, have entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

Note 4 - Change in Independent Auditor (Unaudited):

On September 22, 2005, KPMG LLP (KPMG) was dismissed as independent auditor for the Portfolio. Ernst & Young LLP (E&Y) was selected as the Portfolio's independent auditor. The Portfolio's selection of E&Y as its independent auditor was recommended by the Trust's audit committee and was approved by the Trust's Board of Trustees.

The reports of the financial statements audited by KPMG for the Portfolio for each of the years in the four-year period ended September 30, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Portfolio and KPMG on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Board of Trustees and Officers
(Unaudited)

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by PFM and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust as of September 30, 2005, including their principal occupations during the past five years.

Name, Position Held              Principal Occupation(s) During the Past
with Fund, (Served               Five Years; (Number of Portfolios in
Since), Birthdate                Fund Complex Overseen by Officer)                Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Michael P. Flanagan              State Superintendent of Education, State         Michigan Virtual University,
Chairman (2002)                  of Michigan, 2005 to present; Executive          Early Childhood Investment
Trustee (2000)                   Director, Michigan Association of School         Corporation
Birthdate: 8/19/49               Administrators, 2001 to 2005; County
                                 Superintendent, Wayne Regional
                                 Educational Service Agency, 1994 to 2000;
                                 (7)

Harvey A. Fein                   Vice President, Internal Audit, Molina           None
Trustee (1997)                   Healthcare;
Birthdate: 8/25/46               (7)

C. Roderick O'Neil               Chairman, O'Neil Associates, 1987 to             MDT Funds; Bushnell Memorial
Trustee (1997)                   present;                                         Hall; Hartford Foundation for
Birthdate: 1/26/31               (7)                                              Public Giving; Riverfront
                                                                                  Recapture, Inc.

Brian M. Marcel                  Assistant Superintendent Business                Michigan Liquid Asset Fund
Trustee (2004)                   Services, Washtenaw Intermediate School          Plus
Birthdate: 6/15/62               District, 1994 to present;
                                 (7)

Jack G. Williams, Jr.            Mortgage Banker, Great Northern                  Cambridge-Isanti ISD911; Oak
Trustee (2004)                   Financial, 2002 to present; Realtor,             Land Vocational Coop;
Birthdate: 3/12/52               Century 21 - Moline, 2001 to present;            Minnesota School Boards
                                 Consultative Administrator, Mission              Association; Minnesota School
                                 Nursing Home, 2001 to 2002;                      District Liquid Asset Fund Plus;
                                 Administrator, Elim Home - Milaca, 1996 to       Grandview Christian Ministries
                                 2001;
                                 (7)
----------------------------------------------------------------------------------------------------------------------

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Name, Position Held              Principal Occupation(s) During the Past
with Fund, (Served               Five Years; (Number of Portfolios in
Since), Birthdate                Fund Complex Overseen by Officer)                Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
OFFICERS

Martin P. Margolis               President, PFM Asset Management, 2001 to         Commonwealth Cash Reserve
President (2004)                 present; Managing Director, Public               Fund, Inc.
Birthdate: 7/22/44               Financial Management, Inc., 1986 to
                                 present;
                                 (7)

Debra J. Goodnight               Secretary, PFM Asset Management LLC,             None
Treasurer and Chief              2001 to present; Managing Director,
Compliance Officer (2004)        Public Financial Management, Inc., 1991
Birthdate: 4/3/55                to present;
                                 (7)

Timothy P. Sullivan              Managing Director, PFM Asset                     None
Secretary (2004)                 Management LLC, 2004 to present; First
Birthdate: 5/29/69               Vice President, Cadre Financial Services,
                                 Inc., 1986 to 2004;
                                 (7)

Carolyn Osiecki                  Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2003)       Management LLC, 2004 to present;
Birthdate: 4/29/64               Assistant Vice President, Senior
                                 Accountant, Cadre Financial Services,
                                 Inc., 1995 to 2004;
                                 (7)

Daniel R. Hess                   Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2004)       Management LLC, 2001 to present;
Birthdate: 10/18/74              Senior Auditor, PricewaterhouseCoopers LLP,
                                 1998 to 2001;
                                 (7)

Jennifer L. Scheffel, Esq.       Senior Managing Consultant, PFM Asset            None
Assistant Secretary (2004)       Management LLC, 2004 to present;
Birthdate: 11/6/72               Assistant Vice President, Ambac
                                 Financial Group, Inc., 2004; Assistant
                                 Vice President, Chief Compliance Officer,
                                 Cadre Financial Services, Inc., 2002 to
                                 2004; PlusFunds Group, Inc., 2001 to
                                 2002; Cozen & O'Conner, 2000 to 2001;
                                 Bronx District Attorney's Office, 1997 to
                                 2000;
                                 (7)
----------------------------------------------------------------------------------------------------------------------

The mailing address of each Independent Director and of Mr. Sullivan, Ms. Osiecki and Ms. Scheffel is 905 Marconi Avenue, Ronkonkoma, NY 11779. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. Independent Trustees may elect to have such fees paid to a charitable organization of their choosing. For the year ended September 30, 2005, trustee fees totaled $53,000.

The Audit Committee is comprised of Harvey A. Fein, C. Roderick O'Neil and Brian
M. Marcel. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The primary functions of the Audit Committee are to select and retain independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit, and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 3 meetings during the year ended September 30, 2005.

The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee is comprised of C. Roderick O'Neil, Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee held 1 meeting during the year ended September 30, 2005.

Officers of the Trust receive no compensation from the Trust. Officers are re-elected annually. As of September 30, 2005, the Trustees and Officers of the Trust, as a group, owned no outstanding shares of the Trust or any of its Funds.

The Trust's Statement of Additional Information (SAI) includes additional information about the Officers and Directors, and is available without charge, upon request by calling 1-800-221-4524.

--------------------------------------------------------------------------------

Information About the Funds' and Portfolios' Expenses
(Unaudited)

As shareholders of the Funds or Portfolios, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds and Portfolios do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Funds or Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds and Portfolios do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended September 30, 2005. This example illustrates your fund's expenses in two ways:

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

--------------------------------------------------------------------------------------------------------------------
Expenses and Value of a $1,000 Investment for the
Six Months Ended September 30, 2005                                                      Ending         Expenses
                                                                     Beginning        Account Value     Paid per
                                                                   Account Value      September 30,   $1,000 During
Based on Actual Fund Expenses and Returns                          April 1, 2005          2005           Period*
--------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Master)                                     $ 1,000.00        $ 1,015.60        $ 0.51
Cadre Liquid Asset Fund - Money Market Series (Feeder)              $ 1,000.00        $ 1,012.95        $ 3.11
Cadre Reserve Fund - Money Market Series (Feeder)                   $ 1,000.00        $ 1,014.62        $ 1.47
U.S. Government Money Market Portfolio (Master)                     $ 1,000.00        $ 1,015.60        $ 0.51
Cadre Reserve Fund - U.S. Government Series (Feeder)                $ 1,000.00        $ 1,014.66        $ 1.43

Based on Actual Fund Expenses and a
Hypothetical 5% Return
Money Market Portfolio (Master)                                     $ 1,000.00        $ 1,024.56        $ 0.51
Cadre Liquid Asset Fund - Money Market Series (Feeder)              $ 1,000.00        $ 1,021.98        $ 3.12
Cadre Reserve Fund - Money Market Series (Feeder)                   $ 1,000.00        $ 1,023.60        $ 1.48
U.S. Government Money Market Portfolio (Master)                     $ 1,000.00        $ 1,024.57        $ 0.51
Cadre Reserve Fund - U.S. Government Series (Feeder)                $ 1,000.00        $ 1,023.64        $ 1.44
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios of 0.10%, 0.62%, 0.29%, 0.10% and 0.28% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, U.S. Government Money Market Portfolio and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder fund itself. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

--------------------------------------------------------------------------------


                                     [LOGO]
                                      Cadre
                                  Institutional
                                    Investors
                                      Trust


                                Fund Information:
                                 1-800-221-4524

                                www.ciitfunds.com
                                -----------------


Investment Adviser, Administrator and Transfer Agent
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     905 Marconi Avenue
     Ronkonkoma, NY 11779

Distributor
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101


Custodian
     U.S. Bank, National Association
     60 Livingston Avenue
     St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
     Ernst & Young LLP
     Two Commerce Square, Suite 4000
     2001 Market Street
     Philadelphia, Pennsylvania 19103

Counsel
     Schulte Roth & Zabel LLP
     919 Third Avenue
     New York, New York 10022

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS EX-99.CODE ETH PURSUANT TO ITEM 12(a)(1). FOR THE YEAR ENDED SEPTEMBER 30, 2005, THERE WERE NO AMENDMENTS TO ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS, NOR WERE THERE ANY WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DESIGNATED HARVEY A. FEIN AS THE REGISTRANT'S AUDIT COMMITTEE FINANCIAL EXPERT. MR. FEIN IS DEEMED TO BE "INDEPENDENT" FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD OF TRUSTEES); AND (2) HE IS NOT AN "INTERESTED PERSON" OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT").

Item 4. Principal Accountant Fees and Services.

AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT'S PRINCIPAL ACCOUNTANT FOR THE SERVICES LISTED BELOW WERE AS FOLLOWS:

                                          FISCAL YEAR         FISCAL YEAR
                                             ENDED               ENDED
                                            9/30/05             9/30/04
                                            -------             -------

(a) AUDIT FEES:                             $66,000*            $95,900

(b) AUDIT-RELATED FEES:                     $     0             $     0

(c) TAX FEES:                               $31,600             $37,500

(d) ALL OTHER FEES:                         $     0             $     0

* THE REGISTRANT'S AUDIT FEES WERE SIGNIFICNATLY LOWER BECAUSE THREE OF THE REGISTRANT'S EIGHT ACTIVE SERIES WERE CLOSED DURING THE FISCAL YEAR AND WERE NOT SUBJECT TO AUDIT.

(e) (1) THE REGISTRANT'S AUDIT COMMITTEE OPERATES PURSUANT TO AN AMENDED AND RESTATED AUDIT COMMITTEE CHARTER. PURSUANT TO THE REGISTRANT'S AUDIT COMMITTEE CHARTER, THE AUDIT COMMITTEE BEARS DIRECT RESPONSIBILITY FOR THE APPOINTMENT, COMPENSATION, RETENTION AND OVERSIGHT OF THE REGISTRANT'S INDEPENDENT AUDITORS FOR THE PURPOSE OF PREPARING OR ISSUING AN AUDIT REPORT OR PERFORMING OTHER AUDIT, REVIEW OR ATTEST SERVICES, INCLUDING SETTING THE COMPENSATION OF THE INDEPENDENT AUDITORS FOR SUCH SERVICES. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE PRE-APPROVE (1) ALL AUDIT AND NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT AND (2) ALL NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT.

(e)(2) THE ONLY NON-AUDIT SERVICES BILLED BY THE REGISTRANT'S ACCOUNTANT TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES, WHICH ARE DISCLOSED IN ITEM 4(c) ABOVE.

ALL TAX SERVICES PROVIDED BY THE REGISTRANT'S ACCOUNTANT TO THE REGISTRANT WERE APPROVED BY THE REGISTRANT'S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) THE AGGREGATE AMOUNT OF NON-AUDIT FEES BILLED BY THE REGISTRANT'S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES AND ARE DISCLOSED IN ITEM 4(c) ABOVE.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE.

Item 6. Schedule of Investments

THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON SEPTEMBER 17, 2003 IS ATTACHED HERETO AS EXHIBIT 99.CODEETH.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Martin P. Margolis
                         -------------------------------------------------------
                           Martin P. Margolis, President

Date    12/6/2005
    ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Martin P. Margolis
                          ------------------------------------------------------
                             Martin P. Margolis, President


Date    12/6/2005
    ------------------

By (Signature and Title)*    /s/ Debra J. Goodnight
                          ------------------------------------------------------
                             Debra J. Goodnight, Treasurer


Date    12/6/2005
    ------------------

* Print the name and title of each signing officer under his or her signature.